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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2010 through June 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Cullen
Value Fund


--------------------------------------------------------------------------------
Annual Report | June 30, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   CVFCX
Class B   CVFBX
Class C   CVCFX
Class R   CVRFX
Class Y   CVFYX
Class Z   CVFZX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             16

Schedule of Investments                                                     18

Financial Statements                                                        25

Notes to Financial Statements                                               35

Report of Independent Registered Public Accounting Firm                     43

Trustees, Officers and Service Providers                                    45


                       Pioneer Cullen Value Fund | Annual Report | 6/30/11     1

President's Letter

Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2 Pioneer Cullen Value Fund | Annual Report | 6/30/11 us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/11     3

Portfolio Management Discussion | 6/30/11

Stocks rallied throughout the 12 months ended June 30, 2011, sustaining the market rally that began in 2009, when investors began anticipating a recovery from recession. While more speculative stocks continued to lead the market surge, signs appeared late in the period that more conservative, dividend-paying value stocks were gaining in relative performance. In the following discussion, James P. Cullen, president of Cullen Capital Management LLC, the Fund's subadviser, reviews the factors that affected the performance of Pioneer Cullen Value Fund during the 12 months ended June 30, 2011. Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q  How did the Fund perform over the 12 months ended June 30, 2011?

A Pioneer Cullen Value Fund Class A shares returned 25.50% at net asset value during the 12 months ended June 30, 2011, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 30.68%. Over the same period, the 500 mutual funds in Lipper's Large Cap Value category produced an average return of 28.33%.

Q How would you describe the market environment over the 12 months ended June 30, 2011, and how was the Fund positioned during the 12-month period?

A The recovery phase of the stock market cycle, rallying from the severe downturn of 2008 and early 2009, continued over the 12 months ended June 30, 2011. In the early phases of the period, the dominant trend continued to be that more speculative stocks produced the best returns in a very volatile market surge that was heavily influenced by high-frequency traders and investors who were shorting -- or betting against -- individual stocks. Fundamental investing strategies and value disciplines tended to underperform in that environment. We saw signs, however, that the trend favoring high-risk strategies might be waning during the first half of 2011, and that more conservative strategies, especially those that favored higher-dividend and value stocks, were beginning to demonstrate improved performance relative to the overall market. That is more typical of the longer-term historical record, as value stocks have tended to fare better in the latter periods of recoveries as well as throughout the recovery cycle.

   Over the 12 months ended June 30, 2011, even though the economic recovery appeared to be proceeding slowly, corporate earnings rose briskly, with many corporations able to strengthen their balance sheets and build up their cash reserves. While economic fundamentals appeared encouraging,


4 Pioneer Cullen Value Fund | Annual Report | 6/30/11 often the day-to-day headline news inspired less confidence. Unemployment, for example, remained at high levels, which also is typical when economies first begin recovering from severe recessions, as many companies are often slow to build up their staffing levels until they have been persuaded that the recovery has taken hold and their earnings have increased significantly.

   Throughout the 12-month period, we held to our long-term discipline for the Fund, emphasizing fundamental analysis of individual stocks and focusing on higher-quality companies, including many with good dividends that were selling at relatively low valuations. The Fund maintained overweighted positions in the industrials, health care and consumer staples sectors during the period, with healthy positions in companies that are involved in international markets, especially the fast-growing emerging economies, and to stocks with higher dividend yields.

Q What types of investments most influenced the Fund's performance over the 12 months ended June 30, 2011?

A While the Fund's return lagged that of the benchmark S&P 500 over the 12-month period, virtually all of the Fund's holdings produced positive results. The high-dividend stocks in which the Fund was invested performed particularly well. The Fund's investments in industrials stocks, especially those highly exposed to growing global markets, fared very well during the period, as did the higher-dividend stocks held in the portfolio.

   Even though we underweighted the Fund both to the financials and information technology sectors, poor stock selection in those areas was the primary factor behind the Fund's underperformance of the S&P 500. In the case of financials, we focused on big U.S. money center banks such as Citigroup and JPMorgan Chase. Alas, even though the two institutions were less exposed to European sovereign debt problems than many other global financial institutions, their performance was hurt by concerns about what exposure they did have. The Fund held a major position in Citigroup because it was the most heavily exposed to international markets, while we invested the Fund in JPMorgan Chase because we believed it was the best-managed company in the money center banking group. Information technology stocks were out of favor during the 12-month period ended June 30, 2011, especially the larger companies in the group that the Fund typically owns. For example, the share price of Microsoft, which was a Fund holding, declined during the period.

   Overweighted Fund positions in industrials, health care and consumer staples all helped results. Many of the Fund's industrials holdings exposed to the global economic recovery produced very good returns during the period, including Boeing, ITT, United Technologies, and 3M, as well as two European corporations that are major players in infrastructure development


                       Pioneer Cullen Value Fund | Annual Report | 6/30/11     5
   in emerging markets -- ABB of Germany and Alstom of France. Fluor, another global infrastructure-related stock, performed well for the Fund before we took profits and sold it. The Fund had a heavy weighting in pharmaceuticals during the 12-month period, and the positioning helped results, with major companies such as Abbott Laboratories, Bristol-Myers Squibb, Johnson & Johnson and German company A.G. Bayer all faring well. Growing global demand for basic consumer goods, especially in the emerging economies, helped propel returns from the Fund's consumer staples investments in companies such as Unilever, Kimberly-Clark, Nestle and Kraft Foods. In the consumer discretionary group, the Fund's position in Walt Disney Company did very well.

   Our preference for owning globally oriented energy companies in the Fund's portfolio helped drive results, particularly during the first half of 2011 when many energy stocks doubled in value as global energy prices rose. Stocks held by the Fund that performed well during the 12-month period included integrated oil company Conoco Phillips; Gazprom, the Russian natural gas producer; PetroChina; and Petrobras, the Brazilian oil giant that we added to the Fund's portfolio in March of 2011.

   While positioning and stock selection in information technology detracted from the Fund's overall benchmark-relative return comparisons over the 12 months ended June 30, 2011, Hewlett Packard, one of the Fund's holdings in the sector, did perform well. The company's new chief executive outlined a plan to raise earnings over the next two years and the market responded positively to the news. Nevertheless, as noted earlier, the Fund's information technology holdings, including the aforementioned Microsoft, generally disappointed over the 12-month period.

Q  What is your investment outlook?

A Although many of the headline news stories about the economy may not have been too encouraging of late, as investors we remain focused on corporate earnings stories, which have been much more positive. We invest the Fund in companies that we think should produce healthy streams of growing earnings in the future, relative to their stock prices. We maintain a five-year outlook, and focus on economic fundamentals, not the emotional issues that drive market movements each day. Paying close attention to the historical trends that have emerged as the economy has pulled out of past recessions, and examining the emerging economic fundamentals, we think that we are well into a corporate earnings recovery cycle that should bring about a strengthened, growing economy in the years ahead. That would reward investors who focus on underlying economic fundamentals rather than the daily headline news. As the cycles play out, we should remember that disciplined value strategies such as the one applied to Pioneer Cullen


6  Pioneer Cullen Value Fund | Annual Report | 6/30/11

   Value Fund have tended to outperform over longer periods of the recovery cycle.

   We believe the outlook for the market is good, especially for the value-oriented investment discipline.


Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities

Mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11     7

Portfolio Summary | 6/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                       67.0%
Depositary Receipts for International Stocks             25.9%
Temporary Cash Investments                                7.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                              20.2%
Health Care                                              17.7%
Consumer Staples                                         15.3%
Information Technology                                   11.0%
Energy                                                   10.7%
Financials                                               10.3%
Telecommunication Services                                7.9%
Consumer Discretionary                                    4.9%
Materials                                                 2.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Bayer AG (A.D.R.)                     3.87%
-------------------------------------------------------
    2.    ConocoPhillips, Inc.                  3.70
-------------------------------------------------------
    3.    Covidien, Ltd.                        3.62
-------------------------------------------------------
    4.    United Technologies Corp.             3.46
-------------------------------------------------------
    5.    Chubb Corp.                           3.46
-------------------------------------------------------
    6.    The Walt Disney Co.                   3.46
-------------------------------------------------------
    7.    PetroChina Co., Ltd. (A.D.R.)         3.43
-------------------------------------------------------
    8.    3M Co.                                3.38
-------------------------------------------------------
    9.    ITT Corp.                             3.36
-------------------------------------------------------
   10.    Kraft Foods, Inc.                     3.31
-------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Prices and Distributions | 6/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

-----------------------------------------------
     Class         6/30/11           6/30/10
-----------------------------------------------
       A           $ 18.96           $ 15.26
-----------------------------------------------
       B           $ 18.81           $ 15.13
-----------------------------------------------
       C           $ 18.74           $ 15.09
-----------------------------------------------
       R           $ 18.69           $ 15.08
-----------------------------------------------
       Y           $ 19.05           $ 15.34
-----------------------------------------------
       Z           $ 18.91           $ 15.22
-----------------------------------------------


Distributions per Share: 7/1/10-6/30/11
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
     Class             Income          Capital Gains     Capital Gains
       A            $ 0.1829              $ --              $ --
-------------------------------------------------------------------------
       B            $ 0.0067              $ --              $ --
-------------------------------------------------------------------------
       C            $ 0.0510              $ --              $ --
-------------------------------------------------------------------------
       R            $ 0.1746              $ --              $ --
-------------------------------------------------------------------------
       Y            $ 0.2539              $ --              $ --
-------------------------------------------------------------------------
       Z            $ 0.2524              $ --              $ --
-------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/11     9

Performance Update | 6/30/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
10 Years                      6.43%           5.80%
5 Years                       1.90            0.70
1 Year                       25.50           18.29
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.17%           1.17%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                             Cullen Value               S&P 500
                                 Fund                    Index
6/30/2001                       $ 9,425                 $10,000
6/30/2002                       $ 9,947                 $ 8,202
6/30/2003                       $ 9,445                 $ 8,223
6/30/2004                       $11,735                 $ 9,793
6/30/2005                       $13,943                 $10,412
6/30/2006                       $15,997                 $11,310
6/30/2007                       $18,737                 $13,637
6/30/2008                       $17,008                 $11,849
6/30/2009                       $12,857                 $8,745
6/30/2010                       $14,007                 $10,006
6/30/2011                       $17,579                 $13,076

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class A shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through June 1, 2012, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Performance Update | 6/30/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      5.83%           5.83%
5 Years                       1.00            1.00
1 Year                       24.37           20.37
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              2.05%           2.05%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                             Cullen Value               S&P 500
                                 Fund                    Index
6/30/2001                       $10,000                 $10,000
6/30/2002                       $10,552                 $ 8,202
6/30/2003                       $10,020                 $ 8,223
6/30/2004                       $12,449                 $ 9,793
6/30/2005                       $14,755                 $10,412
6/30/2006                       $16,771                 $11,310
6/30/2007                       $19,468                 $13,637
6/30/2008                       $17,524                 $11,849
6/30/2009                       $13,122                 $ 8,745
6/30/2010                       $14,175                 $10,006
6/30/2011                       $17,630                 $13,076

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class B shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over five years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     11

Performance Update | 6/30/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      5.91%           5.91%
5 Years                       1.13            1.13
1 Year                       24.54           24.54
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross            Net
--------------------------------------------------------------
                              1.92%           1.92%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                             Cullen Value               S&P 500
                                 Fund                    Index
6/30/2001                       $10,000                 $10,000
6/30/2002                       $10,552                 $ 8,202
6/30/2003                       $10,020                 $ 8,223
6/30/2004                       $12,449                 $ 9,793
6/30/2005                       $14,755                 $10,412
6/30/2006                       $16,792                 $11,310
6/30/2007                       $19,513                 $13,637
6/30/2008                       $17,577                 $11,849
6/30/2009                       $13,187                 $ 8,745
6/30/2010                       $14,262                 $10,006
6/30/2011                       $17,763                 $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class C shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Performance Update | 6/30/11                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      5.98%           5.98%
5 Years                       1.55            1.55
1 Year                       25.15           25.15
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.85%           1.40%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                             Cullen Value               S&P 500
                                 Fund                    Index
6/30/2001                       $10,000                 $10,000
6/30/2002                       $10,500                 $ 8,202
6/30/2003                       $ 9,921                 $ 8,223
6/30/2004                       $12,265                 $ 9,793
6/30/2005                       $14,500                 $10,412
6/30/2006                       $16,554                 $11,310
6/30/2007                       $19,243                 $13,637
6/30/2008                       $17,413                 $11,849
6/30/2009                       $13,135                 $ 8,745
6/30/2010                       $14,285                 $10,006
6/30/2011                       $17,877                 $13,076

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class R shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of the predecessor Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.

The performance shown for Class R shares for the period from February 28, 2005, to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Pioneer Cullen Value Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through November 1, 2012, for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     13

Performance Update | 6/30/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      6.66%           6.66%
5 Years                       2.27            2.27
1 Year                       25.92           25.92
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              0.75%           0.75%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                 Pioneer
                               Cullen Value                S&P 500
                                   Fund                     Index
6/30/2001                       $ 5,000,000              $5,000,000
6/30/2002                       $ 5,276,069              $4,101,231
6/30/2003                       $ 5,010,055              $4,111,344
6/30/2004                       $ 6,224,712              $4,896,580
6/30/2005                       $ 7,400,288              $5,205,952
6/30/2006                       $ 8,519,186              $5,654,894
6/30/2007                       $10,007,121              $6,818,342
6/30/2008                       $ 9,119,977              $5,924,249
6/30/2009                       $ 6,915,029              $4,372,299
6/30/2010                       $ 7,569,692              $5,003,208
6/30/2011                       $ 9,531,790              $6,538,170

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class Y shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of the predecessor Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. The predecessor Cullen Value Fund had higher expenses than those of the Fund's Class Y shares. Since the fees for the predecessor fund's single class were higher than those of Class Y shares of the Fund, the performance of Class Y shares prior to their inception would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through June 1, 2012, for Class Y Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Performance Update | 6/30/11                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      6.26%           6.26%
5 Years                       1.58            1.58
1 Year                       25.98           25.98
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              0.80%           0.80%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                             Cullen Value               S&P 500
                                 Fund                    Index
6/30/2001                       $10,000                 $10,000
6/30/2002                       $10,552                 $ 8,202
6/30/2003                       $10,020                 $ 8,223
6/30/2004                       $12,449                 $ 9,793
6/30/2005                       $14,791                 $10,412
6/30/2006                       $16,971                 $11,310
6/30/2007                       $19,651                 $13,637
6/30/2008                       $17,640                 $11,849
6/30/2009                       $13,324                 $ 8,745
6/30/2010                       $14,571                 $10,006
6/30/2011                       $18,357                 $13,076

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cullen Value Fund acquired the assets and liabilities of the predecessor Cullen Value Fund on February 25, 2005. The performance shown for Class Z shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of the predecessor Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. The predecessor Cullen Value Fund had higher expenses than those of the Fund's Class Z shares.

Performance shown for Class Z shares for the period from February 25, 2005, to the inception of Class Z shares on November 1, 2008, reflects the NAV performance of the Pioneer Cullen Value Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2011, through June 30, 2011.

-----------------------------------------------------------------------------------------------------------------------
Share Class                           A              B              C              R              Y              Z
-----------------------------------------------------------------------------------------------------------------------
Beginning Account                $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00
Value on 1/01/11
-----------------------------------------------------------------------------------------------------------------------
Ending Account Value             $ 1,255.00     $ 1,243.70     $ 1,245.40     $ 1,251.50     $ 1,259.20     $ 1,259.80
(after expenses)
on 6/30/11
-----------------------------------------------------------------------------------------------------------------------
Expenses Paid During Period*     $     5.73     $    10.42     $     9.46     $     7.09     $     3.96     $     3.86
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.06%, 1.87%, 1.40%, 0.78%, and 0.76% for Class A, Class B, Class C, Class R, Class Y, and Class Z shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2011, through June 30, 2011.


---------------------------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/01/11
---------------------------------------------------------------------------------------------------------------------------
Ending Account Value       $ 1,019.19       $ 1,014.58       $ 1,015.52       $ 1,017.85       $ 1,020.93       $ 1,021.03
(after expenses)
on 6/30/11
---------------------------------------------------------------------------------------------------------------------------
Expenses Paid              $     5.66       $    10.29       $     9.35       $     7.00       $     3.91       $     3.81
During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.06%, 1.87%, 1.40%, 0.78%, and 0.76% for Class A, Class B, Class C, Class R, Class Y, and Class Z shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     17

Schedule of Investments | 6/30/11

---------------------------------------------------------------------
 Shares                                                Value
---------------------------------------------------------------------
                COMMON STOCKS -- 94.2%
                ENERGY -- 10.1%
                Integrated Oil & Gas -- 10.1%
 2,481,400      ConocoPhillips, Inc.                   $  186,576,466
 9,381,200      Gazprom OAO (A.D.R.)                      136,496,460
 1,182,072      PetroChina Co., Ltd. (A.D.R.)(b)          172,617,974
 1,338,900      Petroleo Brasileiro SA                     45,335,154
                                                       --------------
                                                       $  541,026,054
                                                       --------------
                Total Energy                           $  541,026,054
---------------------------------------------------------------------
                MATERIALS -- 1.9%
                Diversified Metals & Mining -- 1.9%
 4,090,983      Anglo American Plc                     $  101,660,928
                                                       --------------
                Total Materials                        $  101,660,928
---------------------------------------------------------------------
                CAPITAL GOODS -- 16.0%
                Aerospace & Defense -- 8.4%
 1,421,600      Boeing Co.                             $  105,098,888
 2,869,600      ITT Corp.                                 169,105,528
 1,971,000      United Technologies Corp.                 174,453,210
                                                       --------------
                                                       $  448,657,626
---------------------------------------------------------------------
                Heavy Electrical Equipment -- 4.4%
 5,152,700      ABB, Ltd.                              $  133,712,565
16,600,000      Alstom SA                                 102,920,000
                                                       --------------
                                                       $  236,632,565
---------------------------------------------------------------------
                Industrial Conglomerates -- 3.2%
 1,794,850      3M Co.                                 $  170,241,523
                                                       --------------
                Total Capital Goods                    $  855,531,714
---------------------------------------------------------------------
                TRANSPORTATION -- 3.1%
                Railroads -- 3.1%
   952,950      Canadian National Railway Co.          $   76,140,705
 1,398,320      Canadian Pacific Railway, Ltd. (b)         87,143,302
                                                       --------------
                                                       $  163,284,007
                                                       --------------
                Total Transportation                   $  163,284,007
---------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.2%
                Auto Parts & Equipment -- 1.2%
   824,600      BorgWarner, Inc.*(b)                   $   66,619,434
                                                       --------------
                Total Automobiles & Components         $   66,619,434
---------------------------------------------------------------------
                MEDIA -- 3.3%
                Movies & Entertainment -- 3.3%
 4,458,450      The Walt Disney Co.                    $  174,057,888
                                                       --------------
                Total Media                            $  174,057,888
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18  Pioneer Cullen Value Fund | Annual Report | 6/30/11

-------------------------------------------------------------------------
 Shares                                                    Value
-------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 11.6%
                Agricultural Products -- 2.7%
  2,270,000     Archer Daniels Midland Co.                 $   68,440,500
  1,088,200     Bunge, Ltd. (b)                                75,031,390
                                                           --------------
                                                           $  143,471,890
-------------------------------------------------------------------------
                Packaged Foods & Meats -- 8.9%
  4,732,600     Kraft Foods, Inc.                          $  166,729,498
  2,373,500     Nestle SA (A.D.R.)                            148,058,930
  4,953,600     Unilever N.V. (b)                             162,725,760
                                                           --------------
                                                           $  477,514,188
                                                           --------------
                Total Food, Beverage & Tobacco             $  620,986,078
-------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
                Household Products -- 2.8%
  2,278,000     Kimberly-Clark Corp.                       $  151,623,680
                                                           --------------
                Total Household & Personal Products        $  151,623,680
-------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 3.4%
                Health Care Equipment -- 3.4%
  3,426,700     Covidien, Ltd.                             $  182,403,241
                                                           --------------
                Total Health Care Equipment & Services     $  182,403,241
-------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 13.3%
                Pharmaceuticals -- 13.3%
  2,983,000     Abbott Laboratories, Inc.                  $  156,965,460
  2,421,300     Bayer AG (A.D.R.) (b)                         195,059,928
  5,117,200     Bristol-Myers Squibb Co.                      148,194,112
  2,159,500     Johnson & Johnson Co.                         143,649,940
  1,345,300     Teva Pharmaceutical Industries, Ltd.           64,870,366
                                                           --------------
                                                           $  708,739,806
                                                           --------------
                Total Pharmaceuticals & Biotechnology      $  708,739,806
-------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 6.4%
                Diversified Finance Services -- 5.4%
  4,952,300     Bank of America Corp.                      $   54,277,208
  2,448,140     Citigroup, Inc.                               101,940,550
  3,307,050     JPMorgan Chase & Co.                          135,390,627
                                                           --------------
                                                           $  291,608,385
-------------------------------------------------------------------------
                Investment Banking & Brokerage -- 1.0%
    387,750     Goldman Sachs Group, Inc.                  $   51,605,648
                                                           --------------
                Total Diversified Financials               $  343,214,033
-------------------------------------------------------------------------
                INSURANCE -- 3.2%
                Property & Casualty Insurance -- 3.2%
  2,780,500     Chubb Corp.                                $  174,087,105
                                                           --------------
                Total Insurance                            $  174,087,105
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     19

------------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 4.8%
                Data Processing & Outsourced Services -- 1.9%
  2,703,893     Computer Sciences Corp.                   $  102,639,778
------------------------------------------------------------------------
                Systems Software -- 2.9%
  5,869,600     Microsoft Corp.                           $  152,609,600
                                                          --------------
                Total Software & Services                 $  255,249,378
------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 5.6%
                Computer Hardware -- 1.8%
  2,583,000     Hewlett-Packard Co.                       $   94,021,200
------------------------------------------------------------------------
                Technology Distributors -- 3.8%
  2,657,550     Arrow Electronics, Inc.*                  $  110,288,325
  2,936,900     Avnet, Inc.*                                  93,628,371
                                                          --------------
                                                          $  203,916,696
                                                          --------------
                Total Technology Hardware & Equipment     $  297,937,896
------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 7.5%
                Integrated Telecommunication Services -- 4.8%
  3,589,000     AT&T Corp.                                $  112,730,490
  3,900,000     Verizon Communications, Inc.                 145,197,000
                                                          --------------
                                                          $  257,927,490
------------------------------------------------------------------------
                Wireless Telecommunication Services -- 2.7%
  5,300,000     Vodafone Group Plc (A.D.R.) (b)           $  141,616,000
                                                          --------------
                Total Telecommunication Services          $  399,543,490
------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $4,228,035,004)                     $5,035,964,732
------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 7.2%
                  Repurchase Agreements -- 5.2%
$ 34,615,000      BNP Paribas Securities, Inc., 0.05%, dated 6/30/11,
                  repurchase price of $34,615,000 plus accrued interest on
                  7/1/11 collateralized by $35,307,376 Federal National
                  Mortgage Association (Discount Notes), 0.0%, 12/27/11       $   34,615,000
  42,615,000      BNP Paribas Securities, Inc., 0.01%, dated 6/30/11,
                  repurchase price of $42,615,000 plus accrued interest on
                  7/1/11 collateralized by the following:
                    $40,203,451 U.S. Treasury Bond, 6.0 - 7.625%,
                      2/15/25 - 2/15/26
                    $3,219,578 U.S. Treasury Strip, 1.875%, 7/15/13               42,615,000
  30,615,000      Deutsche Bank AG, 0.05%, dated 6/30/11, repurchase
                  price of $30,615,000 plus accrued interest on 7/1/11
                  collateralized by $31,227,300 Federal National Mortgage
                  Association, 6.5%, 1/1/39                                       30,615,000


The accompanying notes are an integral part of these financial statements.

20  Pioneer Cullen Value Fund | Annual Report | 6/30/11

------------------------------------------------------------------------------------------------
Principal
Amount                                                                            Value
------------------------------------------------------------------------------------------------
                  Repurchase Agreements -- (continued)
$ 34,615,000      JPMorgan, Inc., 0.00%, dated 6/30/11, repurchase price of
                  $34,615,000 plus accrued interest on 7/1/11 collateralized
                  by $35,308,156 U.S. Treasury Notes, 2.375%, 6/30/18             $   34,615,000
  24,615,000      RBC Capital Markets Corp., 0.05%, dated 6/30/11,
                  repurchase price of $24,615,000 plus accrued interest on
                  7/1/11 collateralized by $25,107,301 Government National
                  Mortgage Association, 5.0%, 10/20/39                                24,615,000
  26,615,000      SG Americas Securities LLC, 0.07%, dated 6/30/11,
                  repurchase price of $26,615,000 plus accrued interest on
                  7/1/11 collateralized by the following:
                    $23,609,540 Federal National Mortgage Association
                      (ARM), 4.0 - 6.5%, 10/1/19 - 10/1/40
                    $3,537,760 Freddie Mac Giant, 5.5%, 12/1/38                       26,615,000
  34,615,000      SG Americas Securities LLC, 0.01%, dated 6/30/11,
                  repurchase price of $34,615,000 plus accrued interest on
                  7/1/11 collateralized by $35,307,333 U.S. Treasury Strip
                  0.5%, 4/15/15                                                       34,615,000
  48,615,000      TD Securities, Inc., 0.01%, dated 6/30/11, repurchase price of $48,615,000 plus accrued interest on 7/1/11
                  collateralized by $49,587,384 U.S. Treasury Bond, 3.875%,
                  4/15/29                                                             48,615,000
                                                                                  --------------
                  Total Repurchase Agreements                                     $  276,920,000
------------------------------------------------------------------------------------------------
                  Securities Lending Collateral -- 2.0% (c)
                  Certificates of Deposit:
   3,212,910      Bank of America NA, 0.19%, 9/2/11                               $    3,212,910
   3,212,910      Bank of Montreal Chicago, 0.12%, 7/8/11                              3,212,910
   2,570,328      Bank of Nova Scotia, 0.30%, 6/11/12                                  2,570,328
     642,582      Bank of Nova Scotia, 0.25%, 9/29/12                                    642,582
   1,494,003      BBVA Group NY, 0.47%, 8/10/11                                        1,494,003
   1,799,230      BBVA Group NY, 0.36%, 7/7/11                                         1,799,230
   2,249,037      BBVA Group NY, 1.19%, 7/26/11                                        2,249,037
     449,807      BNP Paribas Bank NY, 0.27%, 8/5/11                                     449,807
   3,212,910      Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11                3,212,910
   2,570,328      DnB NOR Bank ASA NY, 0.18%, 8/10/11                                  2,570,328
   1,606,417      National Australia Bank NY, 0.29%, 10/19/11                          1,606,417
   3,534,771      RaboBank Netherland NV NY, 0.29%, 4/2/12                             3,534,771
   1,927,746      Royal Bank of Canada NY, 0.32%, 12/2/11                              1,927,746
   1,285,164      SOCGEN NY, 0.28%, 7/11/11                                            1,285,164
     642,582      SOCGEN NY, 0.26%, 7/14/11                                              642,582
     963,873      SOCGEN NY, 0.16%, 7/7/11                                               963,873
   3,212,910      Westpac Banking Corp. NY, 0.32%, 12/6/11                             3,212,910
                                                                                  --------------
                                                                                  $   34,587,508
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     21

----------------------------------------------------------------------------------------
Principal
Amount                                                                    Value
----------------------------------------------------------------------------------------
                 Commercial Paper:
$ 1,285,164      American Honda Finance, 0.34%, 1/11/12                   $    1,285,164
  1,927,208      Australia & New Zealand Banking Group, 0.34%, 9/6/11          1,927,208
  1,176,607      Australia & New Zealand Banking Group, 0.87%, 8/4/11          1,176,607
    481,854      BCSFUN, 0.22%, 7/29/11                                          481,854
  3,212,336      CBAPP, 0.20%, 8/3/11                                          3,212,336
    353,691      General Electric Capital Corp., 0.44%, 11/21/11                 353,691
  2,923,221      HSBC, 0.17%, 8/9/11                                           2,923,221
  2,891,619      JPMorgan Chase & Co., 0.30%, 7/17/12                          2,891,619
  2,888,994      NESCAP, 0.25%, 12/20/11                                       2,888,994
  2,570,001      NORDNA, 0.27%, 7/18/11                                        2,570,001
  2,570,150      PARFIN, 0.25%, 7/11/11                                        2,570,150
  1,606,455      Royal Bank of Canada NY, 0.30%, 6/29/12                       1,606,455
  1,606,281      SANCPU, 0.39%, 7/11/11                                        1,606,281
  1,604,685      SANCPU, 0.73%, 9/1/11                                         1,604,685
  1,926,736      Sanofi Aventis, 0.68%, 10/20/11                               1,926,736
  2,247,669      SEB, 0.30%, 9/12/11                                           2,247,669
  1,284,677      SOCNAM, 0.22%, 9/1/11                                         1,284,677
  3,212,910      Svenska Handelsbanken, 0.29%, 6/29/12                         3,212,910
  3,212,910      Toyota Motor Credit Corp., 0.32%, 9/8/11                      3,212,910
  1,365,487      UXTPP, 0.32%, 7/1/11                                          1,365,487
  1,606,228      VARFUN, 0.32%, 8/4/11                                         1,606,228
    372,639      VARFUN, 0.32%, 8/8/11                                           372,639
    899,469      VARFUN, 0.32%, 8/9/11                                           899,469
  1,285,472      Wachovia, 0.41%, 10/15/11                                     1,285,472
    964,616      Wachovia, 0.40%, 3/1/12                                         964,616
    642,935      Wells Fargo & Co., 0.36%, 1/24/12                               642,935
                                                                          --------------
                                                                          $   46,120,014
----------------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    325,983      Barclays Capital Plc, 0.01%, 7/1/11                      $      325,983
  3,212,911      Deutsche Bank AG, 0.01%, 7/1/11                               3,212,911
  3,212,911      HSBC Bank USA NA, 0.01%, 7/1/11                               3,212,911
  9,638,732      RBS Securities, Inc., 0.02%, 7/1/11                           9,638,732
                                                                          --------------
                                                                          $   16,390,537
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Shares
----------------------------------------------------------------------------------------
                 Money Market Mutual Funds:
  5,140,658      Dreyfus Preferred Money Market Fund                      $    5,140,658
  5,140,658      Fidelity Prime Money Market Fund                              5,140,658
                                                                          --------------
                                                                          $   10,281,316
                                                                          --------------
                 Total Securities Lending Collateral                      $  107,379,375
----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

22  Pioneer Cullen Value Fund | Annual Report | 6/30/11

----------------------------------------------------------------------
Shares                                                 Value
----------------------------------------------------------------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $384,299,375)                         $  384,299,375
----------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 101.4%
            (Cost $4,612,334,379) (a)                   $5,420,264,107
----------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (1.4)%      $  (74,800,634)
----------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                  $5,345,463,473
======================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $4,612,726,335 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                             $901,496,583
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                              (93,958,811)
                                                                                       ------------
           Net unrealized gain                                                         $807,537,772
                                                                                       ============

(b)      At June 30, 2011, the following securities were out on loan:

------------------------------------------------------------------
    Shares         Description                        Value
------------------------------------------------------------------
      168,200     Bayer AG (A.D.R.)                  $ 13,550,192
      430,100     BorgWarner, Inc.*                    34,747,779
      286,300     Bunge, Ltd.                          19,740,385
      111,600     Canadian Pacific Railway, Ltd.        6,954,512
          600     Petrochina Co., Ltd. (A.D.R.)            87,618
      118,400     Unilever N.V.                         3,889,440
    1,000,000     Vodafone Group Plc (A.D.R.)          26,720,000
------------------------------------------------------------------
                  Total                              $105,689,926
==================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2011 aggregated $602,058,449 and $986,181,634, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     23

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------
                                Level 1             Level 2          Level 3      Total
------------------------------------------------------------------------------------------------
 Common Stocks                  $5,035,964,732      $         --     $ --         $5,035,964,732
 Temporary Cash Investments                 --       374,018,059       --            374,018,059
 Money Market Mutual Funds          10,281,316                --       --             10,281,316
------------------------------------------------------------------------------------------------
 Total                          $5,046,246,048      $374,018,059     $ --         $5,420,264,107
================================================================================================


The accompanying notes are an integral part of these financial statements.

24  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Statement of Assets and Liabilities | 6/30/11

ASSETS:
  Investment in securities (including securities loaned of $105,689,926)
   (cost $4,612,334,379)                                                     $5,420,264,107
  Cash                                                                           22,534,766
  Receivables --
   Fund shares sold                                                              10,235,239
   Dividends and interest                                                        17,795,553
   Due from Pioneer Investment Management, Inc.                                      20,992
  Other                                                                             103,504
-------------------------------------------------------------------------------------------
     Total assets                                                            $5,470,954,161
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                   $   17,156,394
   Upon return of securities loaned                                             107,379,375
  Due to affiliates                                                                 764,886
  Accrued expenses                                                                  190,033
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  125,490,688
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $5,033,917,199
  Undistributed net investment income                                            48,722,707
  Accumulated net realized loss on investments                                 (545,106,161)
  Net unrealized gain on investments                                            807,929,728
-------------------------------------------------------------------------------------------
     Total net assets                                                        $5,345,463,473
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,102,979,854/110,896,959 shares)                       $        18.96
  Class B (based on $57,748,162/3,070,482 shares)                            $        18.81
  Class C (based on $445,252,028/23,757,473 shares)                          $        18.74
  Class R (based on $39,046,195/2,089,495 shares)                            $        18.69
  Class Y (based on $2,655,529,769/139,407,451 shares)                       $        19.05
  Class Z (based on $44,907,465/2,374,460 shares)                            $        18.91
MAXIMUM OFFERING PRICE:
  Class A ($18.96 [divided by] 94.25% )                                      $        20.12
===========================================================================================


The accompanying notes are an integral part of these financial statements.

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     25

Statement of Operations

For the Year Ended 6/30/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,185,438)     $122,548,795
  Interest                                                         305,587
  Income from securities loaned, net                               648,257
-----------------------------------------------------------------------------------------------
     Total investment income                                                     $  123,502,639
-----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 31,611,547
  Transfer agent fees
   Class A                                                       2,034,094
   Class B                                                         134,504
   Class C                                                         518,178
   Class R                                                          74,820
   Class Y                                                         518,594
   Class Z                                                          20,171
  Distribution fees
   Class A                                                       5,450,969
   Class B                                                         634,807
   Class C                                                       4,610,985
   Class R                                                         173,924
  Shareholder communication expense                              5,765,316
  Administrative reimbursements                                  1,603,641
  Custodian fees                                                    89,207
  Registration fees                                                246,186
  Professional fees                                                193,317
  Printing expense                                                  80,260
  Fees and expenses of nonaffiliated trustees                      153,289
  Miscellaneous                                                    428,783
-----------------------------------------------------------------------------------------------
     Total expenses                                                              $   54,342,592
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                      (85,240)
-----------------------------------------------------------------------------------------------
     Net expenses                                                                $   54,257,352
-----------------------------------------------------------------------------------------------
       Net investment income                                                     $   69,245,287
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                               $  135,563,357
-----------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                   $  944,021,896
-----------------------------------------------------------------------------------------------
   Net gain on investments                                                       $1,079,585,253
-----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                          $1,148,830,540
===============================================================================================


The accompanying notes are an integral part of these financial statements.

26  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Statements of Changes in Net Assets

For the Years Ended 6/30/11 and 6/30/10, respectively

--------------------------------------------------------------------------------------------------
                                                               Year Ended          Year Ended
                                                               6/30/11             6/30/10
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $    69,245,287    $    53,114,250
Net realized gain (loss) on investments                            135,563,357       (126,283,612)
Change in net unrealized gain (loss) on investments                944,021,896        390,539,865
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations        $ 1,148,830,540    $   317,370,503
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.18 and $0.17 per share, respectively)           $   (22,372,948)   $   (23,150,458)
   Class B ($0.01 and $0.03 per share, respectively)                   (24,296)          (132,347)
   Class C ($0.05 and $0.06 per share, respectively)                (1,335,658)        (1,709,141)
   Class R ($0.17 and $0.19 per share, respectively)                  (345,314)          (184,228)
   Class Y ($0.25 and $0.23 per share, respectively)               (34,305,744)       (26,651,473)
   Class Z ($0.25 and $0.24 per share, respectively)                  (486,529)          (328,300)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                        $   (58,870,489)   $   (52,155,947)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                               $ 1,288,408,164    $ 2,127,061,675
Reinvestment of distributions                                       51,859,646         44,092,241
Cost of shares repurchased                                      (1,636,034,162)    (1,646,403,079)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                        $  (295,766,352)   $   524,750,837
--------------------------------------------------------------------------------------------------
   Net increase in net assets                                  $   794,193,699    $   789,965,393
NET ASSETS:
Beginning of year                                                4,551,269,774      3,761,304,381
--------------------------------------------------------------------------------------------------
End of year                                                    $ 5,345,463,473    $ 4,551,269,774
--------------------------------------------------------------------------------------------------
Undistributed net investment income                            $    48,722,707    $    38,347,909
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     27

------------------------------------------------------------------------------------------------------------
                                     '11 Shares      '11 Amount             '10 Shares       '10 Amount
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                           24,555,876     $ 437,124,157           49,600,466      $  798,944,434
Reinvestment of distributions          1,139,974        20,656,331            1,231,283          20,426,945
Less shares repurchased              (47,648,972)     (853,065,257)         (60,856,559)       (975,331,744)
------------------------------------------------------------------------------------------------------------
   Net decrease                      (21,953,122)    $(395,284,769)         (10,024,810)     $ (155,960,365)
============================================================================================================
Class B
Shares sold                               71,071     $   1,260,798              461,714      $    7,271,995
Reinvestment of distributions              1,148            20,728                6,508             107,492
Less shares repurchased               (1,127,701)      (19,997,521)          (1,206,086)        (19,335,209)
------------------------------------------------------------------------------------------------------------
   Net decrease                       (1,055,482)    $ (18,715,995)            (737,864)     $  (11,955,722)
============================================================================================================
Class C
Shares sold                            2,720,822     $  48,118,007            5,953,584      $   95,177,045
Reinvestment of distributions             56,070         1,008,075               77,325           1,272,678
Less shares repurchased               (7,668,568)     (135,130,166)          (7,748,374)       (124,088,582)
------------------------------------------------------------------------------------------------------------
   Net decrease                       (4,891,676)    $ (86,004,084)          (1,717,465)     $  (27,638,859)
============================================================================================================
Class R
Shares sold                            1,043,773     $  18,369,151            1,317,664      $   21,611,083
Reinvestment of distributions             17,959           321,116               10,043             164,809
Less shares repurchased                 (671,585)      (12,084,888)            (299,824)         (4,837,658)
------------------------------------------------------------------------------------------------------------
   Net increase                          390,147     $   6,605,379            1,027,883      $   16,938,234
============================================================================================================
Class Y
Shares sold                           42,477,718     $ 759,597,787           72,410,857      $1,171,794,192
Reinvestment of distributions          1,623,335        29,496,003            1,321,681          21,979,546
Less shares repurchased              (33,376,068)     (599,345,591)         (31,717,750)       (515,351,094)
------------------------------------------------------------------------------------------------------------
   Net increase                       10,724,985     $ 189,748,199           42,014,788      $  678,422,644
============================================================================================================
Class Z
Shares sold                            1,325,876     $  23,938,264            2,017,705      $   32,262,926
Reinvestment of distributions             19,822           357,393                8,521             140,771
Less shares repurchased                 (933,149)      (16,410,739)            (466,223)         (7,458,792)
------------------------------------------------------------------------------------------------------------
   Net increase                          412,549     $   7,884,918            1,560,003      $   24,944,905
============================================================================================================

The accompanying notes are an integral part of these financial statements.

28  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Year         Year         Year          Year          Year
                                                                 Ended        Ended        Ended         Ended         Ended
                                                                 6/30/11      6/30/10      6/30/09       6/30/08       6/30/07
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                             $    15.26   $    14.15   $    18.97    $    21.21    $    18.28
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                           $     0.25   $     0.19   $     0.22    $     0.24    $     0.26
 Net realized and unrealized gain (loss) on investments                3.63         1.09        (4.86)        (2.16)         2.86
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations             $     3.88   $     1.28   $    (4.64)   $    (1.92)   $     3.12
Distributions to shareowners:
 Net investment income                                                (0.18)       (0.17)       (0.18)        (0.27)        (0.18)
 Net realized gain                                                       --           --           --         (0.05)        (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $     3.70   $     1.11   $    (4.82)   $    (2.24)   $     2.93
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $    18.96   $    15.26   $    14.15    $    18.97    $    21.21
==================================================================================================================================
Total return*                                                         25.50%        8.95%      (24.41)%       (9.22)%       17.13%
Ratio of net expenses to average net assets+                           1.13%        1.17%        1.18%         1.09%         1.09%
Ratio of net investment income to average net assets+                  1.23%        1.08%        1.63%         1.28%         1.67%
Portfolio turnover rate                                                  12%          12%          19%           13%           15%
Net assets, end of period (in thousands)                         $2,102,980   $2,027,653   $2,021,300    $2,224,629    $1,828,453
Ratios with no reimbursement of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          1.13%        1.17%        1.18%         1.09%         1.09%
 Net investment income                                                 1.23%        1.08%        1.63%         1.28%         1.67%
Ratios with reimbursement of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                          1.13%        1.17%        1.18%         1.09%         1.08%
 Net investment income                                                 1.23%        1.08%        1.63%         1.29%         1.68%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    29

                                                                   Year       Year       Year          Year         Year
                                                                   Ended      Ended      Ended         Ended        Ended
                                                                   6/30/11    6/30/10    6/30/09       6/30/08      6/30/07
Class B
Net asset value, beginning of period                               $ 15.13    $ 14.03    $   18.75     $  20.96     $  18.11
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.10    $  0.06    $    0.12     $   0.08     $   0.10
 Net realized and unrealized gain (loss) on investments               3.59       1.07        (4.83)       (2.16)        2.81
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  3.69    $  1.13    $   (4.71)    $  (2.08)    $   2.91
Distributions to shareowners:
 Net investment income                                               (0.01)     (0.03)       (0.01)       (0.08)       (0.05)
 Net realized gain                                                      --         --           --        (0.05)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  3.68    $  1.10    $   (4.72)    $  (2.21)    $   2.85
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 18.81    $ 15.13    $   14.03     $  18.75     $  20.96
=============================================================================================================================
Total return*                                                        24.37%      8.03%      (25.12)%      (9.99)%      16.09%
Ratio of net expenses to average net assets+                          2.06%      2.05%        2.12%        1.93%        2.00%
Ratio of net investment income to average net assets+                 0.30%      0.19%        0.66%        0.44%        0.75%
Portfolio turnover rate                                                 12%        12%          19%          13%          15%
Net assets, end of period (in thousands)                           $57,748    $62,428    $  68,240     $104,145     $112,795
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.06%      2.05%        2.12%        1.93%        2.00%
 Net investment income                                                0.30%      0.19%        0.66%        0.44%        0.75%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.06%      2.05%        2.11%        1.92%        1.99%
 Net investment income                                                0.30%      0.19%        0.67%        0.45%        0.76%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Cullen Value Fund | Annual Report | 6/30/11

-----------------------------------------------------------------------------------------------------------------------------
                                                                   Year         Year       Year         Year        Year
                                                                   Ended        Ended      Ended        Ended       Ended
                                                                   6/30/11      6/30/10    6/30/09      6/30/08     6/30/07
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  15.09    $  14.00    $  18.72     $  20.95    $  18.12
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $   0.11    $   0.06    $   0.13     $   0.09    $   0.11
 Net realized and unrealized gain (loss) on investments                3.59        1.09       (4.81)       (2.15)       2.82
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $   3.70    $   1.15    $  (4.68)    $  (2.06)   $   2.93
Distributions to shareowners:
 Net investment income                                                (0.05)      (0.06)      (0.04)       (0.12)      (0.09)
 Net realized gain                                                       --          --          --        (0.05)      (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $   3.65    $   1.09    $  (4.72)    $  (2.23)   $   2.83
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  18.74    $  15.09    $  14.00     $  18.72    $  20.95
=============================================================================================================================
Total return*                                                         24.54%       8.16%     (24.98)%      (9.92)%     16.21%
Ratio of net expenses to average net assets+                           1.87%       1.92%       1.96%        1.85%       1.87%
Ratio of net investment income to average net assets+                  0.49%       0.33%       0.83%        0.51%       0.89%
Portfolio turnover rate                                                  12%         12%         19%          13%         15%
Net assets, end of period (in thousands)                           $445,252    $432,245    $425,022     $588,241    $568,385
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          1.87%       1.92%       1.96%        1.85%       1.87%
 Net investment income                                                 0.49%       0.33%       0.83%        0.51%       0.89%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          1.87%       1.92%       1.96%        1.84%       1.87%
 Net investment income                                                 0.49%       0.33%       0.83%        0.52%       0.89%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    31

                                                              Year        Year        Year         Year         11/1/06 (a)
                                                              Ended       Ended       Ended        Ended        to
                                                              6/30/11     6/30/10     6/30/09      6/30/08      6/30/07
Class R
Net asset value, beginning of period                          $ 15.08     $ 14.03     $ 18.84      $ 21.15      $19.51
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.15     $  0.09     $  0.13      $  0.32      $ 0.28
 Net realized and unrealized gain (loss) on investments          3.63        1.15       (4.76)       (2.29)       1.56
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  3.78     $  1.24     $ (4.63)     $ (1.97)     $ 1.84
Distributions to shareowners:
 Net investment income                                          (0.17)      (0.19)      (0.18)       (0.29)      (0.19)
 Net realized gain                                                 --          --          --        (0.05)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  3.61     $  1.05     $ (4.81)     $ (2.31)     $ 1.64
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 18.69     $ 15.08     $ 14.03      $ 18.84      $21.15
===========================================================================================================================
Total return*                                                   25.15%       8.75%     (24.57)%      (9.51)%      9.52%***
Ratio of net expenses to average net assets+                     1.40%       1.40%       1.40%        1.41%       1.40%**
Ratio of net investment income to average net assets+            0.99%       0.93%       1.47%        1.13%       1.47%**
Portfolio turnover rate                                            12%         12%         19%          13%         15%**
Net assets, end of period (in thousands)                      $39,046     $25,618     $ 9,420      $ 4,231      $  300
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                    1.63%       1.85%       2.11%        1.48%       1.62%**
 Net investment income                                           0.76%       0.48%       0.76%        1.06%       1.25%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                    1.40%       1.40%       1.40%        1.40%       1.40%**
 Net investment income                                           0.99%       0.93%       1.47%        1.14%       1.47%**
===========================================================================================================================

(a) Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Cullen Value Fund | Annual Report | 6/30/11

                                                                   Year         Year         Year          Year        Year
                                                                   Ended        Ended        Ended         Ended       Ended
                                                                   6/30/11      6/30/10      6/30/09       6/30/08     6/30/07
Class Y
Net asset value, beginning of period                               $    15.34   $    14.21   $    19.07    $  21.30    $  18.34
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $     0.27   $     0.19   $     0.21    $   0.29    $   0.28
 Net realized and unrealized gain (loss) on investments                  3.69         1.17        (4.83)      (2.14)       2.91
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $     3.96   $     1.36   $    (4.62)   $  (1.85)   $   3.19
Distributions to shareowners:
 Net investment income                                                  (0.25)       (0.23)       (0.24)      (0.33)      (0.22)
 Net realized gain                                                         --           --           --       (0.05)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $     3.71   $     1.13   $    (4.86)   $  (2.23)   $   2.96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    19.05   $    15.34   $    14.21    $  19.07    $  21.30
=================================================================================================================================
Total return*                                                           25.92%        9.47%      (24.18)%     (8.87)%     17.47%
Ratio of net expenses to average net assets+                             0.78%        0.75%        0.83%       0.75%       0.77%
Ratio of net investment income to average net assets+                    1.61%        1.50%        2.01%       1.62%       2.00%
Portfolio turnover rate                                                    12%          12%          19%         13%         15%
Net assets, end of period (in thousands)                           $2,655,530   $1,973,461   $1,231,649    $818,534    $599,166
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            0.78%        0.75%        0.83%       0.75%       0.77%
 Net investment income                                                   1.61%        1.50%        2.01%       1.62%       2.00%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            0.78%        0.75%        0.83%       0.75%       0.77%
 Net investment income                                                   1.61%        1.50%        2.01%       1.62%       2.00%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    33

                                                                 Year        Year
                                                                 Ended       Ended        11/1/08 (a)
                                                                 6/30/11     6/30/10      to 6/30/09
 Class Z
 Net asset value, beginning of period                            $ 15.22     $ 14.12      $  15.66
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                          $  0.28     $  0.14      $   0.17
  Net realized and unrealized gain (loss) on
    investments                                                     3.66        1.20         (1.46)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                                 $  3.94     $  1.34      $  (1.29)
 Distributions to shareowners:
  Net investment income                                            (0.25)      (0.24)        (0.25)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                      $  3.69     $  1.10      $  (1.54)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $ 18.91     $ 15.22      $  14.12
======================================================================================================
 Total return*                                                     25.98%       9.36%         8.16%***
 Ratio of net expenses to average net assets+                       0.76%       0.80%         0.83%**
 Ratio of net investment income to average net
  assets+                                                           1.68%       1.49%         1.97%**
 Portfolio turnover rate                                              12%         12%           19%**
 Net assets, end of period (in thousands)                        $44,907     $29,865      $  5,674
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for
  fees paid indirectly:
  Net expenses                                                      0.76%       0.80%         0.83%**
  Net investment income                                             1.68%       1.49%         1.97%**
 Ratios with waiver of fees and assumption of
  expenses by the Adviser and reduction for
  fees paid indirectly:
  Net expenses                                                      0.76%       0.80%         0.83%**
  Net investment income                                             1.68%       1.49%         1.97%**
======================================================================================================

(a) Class Z shares were first publicly offered on November 1, 2008.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Notes to Financial Statements | 6/30/11

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     35
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


36  Pioneer Cullen Value Fund | Annual Report | 6/30/11

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At June 30, 2011, the Fund had a net capital loss carryforward of $544,714,205, of which, the following amounts will expire between 2016 and 2018 if not utilized: $28,235,355 in 2016, $170,605,729 in 2017 and
   $345,873,121 in 2018. Included in this amount is $28,235,255 of capital losses which, as a result of the reorganizations with Regions Morgan Keegan Select Value Fund on May 15, 2009 may be subject to limitations imposed by the Internal Revenue Code.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

   The tax character of distributions paid during the years ended June 30, 2011 and June 30, 2010 was as follows:

   ----------------------------------------------------------------------
                                                   2011             2010
   ----------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                          $58,870,489      $52,155,947
   Long-term capital gain                            --               --
   ----------------------------------------------------------------------
     Total                                  $58,870,489      $52,155,947
   ======================================================================

                         Pioneer Cullen Value Fund | Annual Report | 6/30/11
  37

   The following shows the components of distributable earnings on a federal income tax basis at June 30, 2011:

   ----------------------------------------------------------------------
                                                                    2011
   ----------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                            $ 48,722,707
   Capital loss carryforward                                (544,714,205)
   Unrealized appreciation                                   807,537,772
   ----------------------------------------------------------------------
     Total                                                  $311,546,274
   ======================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $165,420 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


38  Pioneer Cullen Value Fund | Annual Report | 6/30/11

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $4.5 billion, and 0.525% over $7.5 billion. Prior to January 1, 2011, the Fund's management fee was calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of the excess over $3 billion. For the year ended June 30, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.61% of the Fund's average daily net assets.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     39

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen Capital Management LLC as compensation for Cullen's subadvisory services to the Fund.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.26%, 1.40% and 1.01% of the average daily net assets attributable to Class A, Class R and Class Y shares, respectively. Expenses waived during the year ended June 30, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through November 1, 2012 for Class R shares, and through June 1, 2012 for Class A and Class Y shares. PIM also contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25% of the average daily net assets attributable to Class A shares. That expense limitation was in effect through November 1, 2010. Prior to November 1, 2010, Pioneer contractually agreed to limit ordinary operating expenses of the Fund to 2.15% of the average daily net assets attributable to Class B shares. The expense limitation expired on November 1, 2010. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $92,175 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended June 30, 2011, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications
--------------------------------------------------------------------------------
 Class A                                                         $2,732,158
 Class B                                                            119,651
 Class C                                                            460,084
 Class R                                                             89,328
 Class Y                                                          2,349,778
 Class Z                                                             14,317
--------------------------------------------------------------------------------

   Total                                                         $5,765,316
================================================================================


40  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $644,242 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2011.


4. Distribution and Service Plans

The Fund has adopted a distribution plan ("The Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $28,469 in distribution fees payable to PFD at June 30, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2011, CDSCs in the amount of $201,204 were paid to PFD.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     41

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended June 30, 2011, the Fund had no borrowings under this agreement.


7. Subsequent Events

On August 5, 2011, Standard & Poor's Ratings Services (S&P) lowered its credit rating of the United States' long-term debt from AAA to AA+, with a "Negative" outlook. S&P reaffirmed its top (A-1+) rating on the U.S. government's short-term debt. S&P's downgrade reflects their opinion that the fiscal consolidation plan, that Congress and the Obama Administration agreed to on August 2, 2011 falls short of what would be necessary to stabilize the government's medium-term debt dynamics. The downgrade also reflects S&P's opinion that the effectiveness, stability, and predictability of U.S. policymaking and political institutions have weakened at a time of ongoing fiscal and economic challenges to a degree more than they envisioned when S&P assigned a negative outlook to the rating on April 18, 2011. The long-term effect of the downgrade is uncertain at this time.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


42  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Cullen Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                         Ernst & Young LLP


Boston, Massachusetts
August 24, 2011

                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     43

ADDITIONAL INFORMATION (unaudited)

For the year ended June 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.















44  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
Cullen Capital Management LLC

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/11     45

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service and
Name and Age                with the Fund            Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation                                                Held by Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund (Rus-
                            sia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of Fidu-
                            ciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
----------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


46  Pioneer Cullen Value Fund | Annual Report | 6/30/11

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service and
Name and Age         with the Fund    Term of Office
--------------------------------------------------------------------------------
David R. Bock (67)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (63)    Trustee          Trustee since 2004.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.

-------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age         Principal Occupation                                                   Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)   Managing Partner, Federal City Capital Advisors (corporate advi-       Director of Enterprise Com-
                     sory services company) (1997 - 2004 and 2008 - present);               munity Investment, Inc.
                     Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                     held research and consulting company) (2010); Executive Vice           housing finance company)
                     President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                     health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc.
                     Vice President and Chief Financial Officer, Pedestal Inc. (internet-   (2008 - present); Director
                     based mortgage trading company) (2000 - 2002)                          of The Swiss Helvetia Fund,
                                                                                            Inc. (closed-end fund)
                                                                                            (2010 - present); and
                                                                                            Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
                                                                                            (2004 - 2009)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)    Chairman, Bush International, LLC (international financial advi-       Director of Marriott Interna-
                     sory firm) (1991 - present); Senior Managing Director, Brock           tional, Inc. (2008 -
                     Capital Group, LLC (strategic business advisors) (2010 -               present); Director of Dis-
                     present); Managing Director, Federal Housing Finance Board             cover Financial Services
                     (oversight of Federal Home Loan Bank system) (1989 - 1991);            (credit card issuer and elec-
                     Vice President and Head of International Finance, Federal              tronic payment services)
                     National Mortgage Association (1988 - 1989); U.S. Alternate            (2007 - present); Former
                     Executive Director, International Monetary Fund (1984 - 1988);         Director of Briggs & Stratton
                     Executive Assistant to Deputy Secretary of the U.S. Treasury,          Co. (engine manufacturer)
                     U.S. Treasury Department (1982 - 1984); and Vice President             (2004 - 2009); Former
                     and Team Leader in Corporate Banking, Bankers Trust Co.                Director of UAL Corporation
                     (1976 - 1982)                                                          (airline holding company)

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    47

------------------------------------------------------------------------------------------------------------------------------
                                Position Held   Length of Service and                            Other Directorships
Name and Age                    with the Fund   Term of Office            Principal Occupation   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63) (continued)                                                                    (2006 - 2010); Director of
                                                                                                 ManTech International Cor-
                                                                                                 poration (national security,
                                                                                                 defense, and intelligence
                                                                                                 technology firm) (2006 -
                                                                                                 present); Member, Board of
                                                                                                 Governors, Investment Com-
                                                                                                 pany Institute (2007 -
                                                                                                 present); Member, Board of
                                                                                                 Governors, Independent
                                                                                                 Directors Council (2007 -
                                                                                                 present); Former Director of
                                                                                                 Brady Corporation (2000 -
                                                                                                 2007); Former Director of
                                                                                                 Mortgage Guaranty Insur-
                                                                                                 ance Corporation (1991 -
                                                                                                 2006); Former Director of
                                                                                                 Millennium Chemicals, Inc.
                                                                                                 (commodity chemicals)
                                                                                                 (2002 - 2005); Former
                                                                                                 Director, R.J. Reynolds
                                                                                                 Tobacco Holdings, Inc.
                                                                                                 (tobacco) (1999 - 2005);
                                                                                                 and Former Director of
                                                                                                 Texaco, Inc. (1997 - 2001)
------------------------------------------------------------------------------------------------------------------------------

48  Pioneer Cullen Value Fund | Annual Report | 6/30/11

--------------------------------------------------------------------------------
                            Position Held   Length of Service and
Name and Age                with the Fund   Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard         Trustee, Mellon Institutional
                            University (1972 - present)                                          Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversaw
                                                                                                 17 portfolios in fund com-
                                                                                                 plex) (1989 - 2008)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chief Executive Officer, Quadriserv, Inc. (technology products for   Director, Broadridge Finan-
                            securities lending industry) (2008 - present); private investor      cial Solutions, Inc. (investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of      communications and securi-
                            New York (financial and securities services) (1986 - 2004)           ties processing provider for
                                                                                                 financial services industry)
                                                                                                 (2009 - present); and
                                                                                                 Director, Quadriserv, Inc.
                                                                                                 (2005 - present)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm) (1981 - present)                      High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company) (2004 - present);
                                                                                                 and member, Board of Gov-
                                                                                                 ernors, Investment Company
                                                                                                 Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------

                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    49

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service and
Name and Age                 with the Fund         Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (46)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (50)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (48)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (51)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (53)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
-------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
-------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
-------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; Treasurer of all of the Pioneer Funds
                             since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; Assistant Treasurer of all of the Pioneer Funds
                             from March 2004 to February 2008; and Treasurer and Senior
                             Vice President, CDC IXIS Asset Management Services, from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------

50  Pioneer Cullen Value Fund | Annual Report | 6/30/11

--------------------------------------------------------------------------------
                        Position Held              Length of Service and
Name and Age            with the Fund              Term of Office
--------------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer        Since 2009. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


                       Pioneer Cullen Value Fund | Annual Report | 6/30/11    51

                           This page for your notes.










52  Pioneer Cullen Value Fund | Annual Report | 6/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: us.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-
1A, totaled approximately $31,786 in 2011 and $31,786 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
June 30, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 in 2011 and 2010, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
June 30, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$8,290 in 2011 and $8,290 in 2010.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.